BLANCHARD
GROWTH & INCOME
FUND

PORTFOLIO ADVISER
The Chase Manhattan Bank


SEMI-ANNUAL

BLANCHARD
GROWTH &
INCOME
FUND


SEMI-ANNUAL
REPORT
APRIL 30, 1997


Available through
SIGNET FINANCIAL
SERVICES, INC.

Managed by Virtus Capital
Management, Inc.


The Blanchard Group of Funds are available through Signet/(R)/ Financial Services, Inc., member NASD, and are advised by an affiliate, Virtus Capital Management, Inc., which is compensated for this service.

INVESTMENT PRODUCTS ARE NOT DEPOSITS,
OBLIGATIONS OF, OR GUARANTEED BY ANY BANK.
THEY ARE NOT INSURED BY THE FDIC. THEY
INVOLVE RISK, INCLUDING THE POSSIBLE LOSS OF
PRINCIPAL INVESTED.


Federated Securities Corp. is the distributor of the Fund.


(2386)
CUSIP 093265304
G01668-02 (6/97)

PRESIDENT'S MESSAGE

June 15, 1997

Dear Shareholder:

I am pleased to present your Semi-Annual Report for the Blanchard Growth & Income Fund covering the six-month period from November 1, 1996 through April 30, 1997. The report includes a complete listing of the Fund's holdings and financial activity.

During the six-month reporting period, the Fund's high-quality stock holdings produced a total return of 9.68% through dividends totaling $0.07 per share, capital gains totaling $0.28 per share, and a 5.8% increase in share price.* Assets in the Fund stood at $15.6 million at the end of the period.

Thank you for pursuing your long-term financial goals through the diversification and professional management of the Blanchard Growth & Income Fund. If you have comments or questions, please call Investors' Services at 1-800-829-3863.

                                Sincerely,

                                /s/ Edward C. Gonzales
                                Edward C. Gonzales
                                President


* Performance quoted reflects past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


BLANCHARD GROWTH & INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
---------------------------------------------------------
Total investments in Portfolio, at value                  $15,633,759
---------------------------------------------------------
Deferred organizational expense                                48,215
--------------------------------------------------------- -----------
  Total assets                                             15,681,974
---------------------------------------------------------
LIABILITIES:
-------------------------------------------
Accrued expenses                            $43,590
------------------------------------------- -------
  Total liabilities                                            43,590
--------------------------------------------------------- -----------
NET ASSETS                                                $15,638,384
--------------------------------------------------------- -----------
NET ASSETS CONSIST OF:
---------------------------------------------------------
Paid in capital                                           $12,363,338
---------------------------------------------------------
Net unrealized appreciation of investments in Portfolio     1,714,015
---------------------------------------------------------
Accumulated net realized gain on investments in Portfolio   1,567,691
---------------------------------------------------------
Undistributed net investment income                            (6,660)
--------------------------------------------------------- -----------
  Total Net Assets                                        $15,638,384
--------------------------------------------------------- -----------
SHARES OUTSTANDING                                          1,563,225
--------------------------------------------------------- -----------
NET ASSET VALUE, Offering Price and Redemption Proceeds
Per Share: (net assets / shares outstanding)                   $10.00
--------------------------------------------------------- -----------


(See Notes which are an integral part of the Financial Statements)


BLANCHARD GROWTH & INCOME FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME ALLOCATED FROM PORTFOLIO:
--------------------------------------------------------
Dividend                                                  $  131,590
--------------------------------------------------------
Interest                                                      34,811
--------------------------------------------------------  ----------
Expenses allocated from Portfolio                            (36,394)
--------------------------------------------------------  ----------
  Net investment income allocated from Portfolio             130,007
--------------------------------------------------------  ----------
EXPENSES:
---------------------------------------------
Management fee                                 $  54,364
---------------------------------------------
Administrative personnel and services fee         37,191
---------------------------------------------
Transfer and dividend disbursing agent fees
and expenses                                      41,857
---------------------------------------------
Directors'/Trustees' fees                          3,496
---------------------------------------------
Auditing fees                                      8,926
---------------------------------------------
Legal fees                                         6,955
---------------------------------------------
Distribution services fee                         20,806
---------------------------------------------
Share registration costs                          19,387
---------------------------------------------
Printing and postage                              30,917
---------------------------------------------
Amortization of organizational costs               9,084
---------------------------------------------
Miscellaneous                                     10,536
---------------------------------------------  ---------
  Total expenses                                 243,519
---------------------------------------------  ---------
Waivers--
-----------------------------------
 Waiver of Management fee            $(54,364)
-----------------------------------
 Waiver of Distribution services
fee                                   (20,806)
-----------------------------------
 Waiver of Administrative personnel
and services fee                      (37,191)
-----------------------------------  --------
  Total waivers and reimbursements              (112,361)
---------------------------------------------  ---------
    Net expenses                                             131,158
--------------------------------------------------------  ----------
      Net investment income                                   (1,151)
--------------------------------------------------------  ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
ALLOCATED FROM PORTFOLIO:
--------------------------------------------------------
Net realized gain on investment transactions in
Portfolio                                                  1,067,364
--------------------------------------------------------
Net change in unrealized appreciation of investments
in Portfolio                                                 377,782
--------------------------------------------------------  ----------
  Net realized and unrealized gain on investments in
  Portfolio                                                1,445,146
--------------------------------------------------------  ----------
    Change in net assets resulting from operations        $1,443,995
--------------------------------------------------------  ----------


(See Notes which are an integral part of the Financial Statements)


BLANCHARD GROWTH & INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                 SIX MONTHS
                                                   ENDED
                                                (UNAUDITED)      YEAR ENDED
                                               APRIL 30, 1997 OCTOBER 31, 1996
                                               -------------- ----------------
---------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
---------------------------------------------
OPERATIONS--
---------------------------------------------
Net investment income/(operating loss)          $    (1,151)    $   100,911
---------------------------------------------
Net realized gain on investments in Portfolio     1,067,364         956,737
---------------------------------------------
Net change in unrealized appreciation of
investments in Portfolio                            377,782         849,993
---------------------------------------------   -----------     -----------
  Change in net assets resulting from
  operations                                      1,443,995       1,907,641
---------------------------------------------   -----------     -----------
DISTRIBUTIONS TO SHAREHOLDERS--
---------------------------------------------
Distributions from net investment income           (106,420)         --
---------------------------------------------
Distributions from net realized gains              (443,206)       (153,889)
---------------------------------------------   -----------     -----------
Change in net assets resulting from
distributions to shareholders                      (549,626)       (153,889)
---------------------------------------------   -----------     -----------
SHARE TRANSACTIONS--
---------------------------------------------
Proceeds from sale of shares                      1,835,525      12,224,700
---------------------------------------------
Net asset value of shares issued to
shareholders
in payment of distributions declared                525,487         143,325
---------------------------------------------
Cost of shares redeemed                          (3,166,181)     (5,015,878)
---------------------------------------------   -----------     -----------
  Change in net assets resulting from share
  transactions                                     (805,169)      7,352,147
---------------------------------------------   -----------     -----------
    Change in net assets                             89,200       9,105,899
---------------------------------------------
NET ASSETS:
---------------------------------------------
Beginning of period                              15,549,184       6,443,285
---------------------------------------------   -----------     -----------
End of period (including undistributed net
investment
income of $0 and $100,911, respectively)        $15,638,384     $15,549,184
---------------------------------------------   -----------     -----------


(See Notes which are an integral part of the Financial Statements)


BLANCHARD GROWTH & INCOME FUND
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                            SIX MONTHS
                                               ENDED       YEAR ENDED
                                            (UNAUDITED)    OCTOBER 31,
                                             APRIL 30,   ---------------
                                               1997       1996     1995
------------------------------------------  -----------  -------  ------
NET ASSET VALUE, BEGINNING OF PERIOD          $ 9.45      $ 8.11  $ 7.00
------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
------------------------------------------
 Net investment income/(loss)                   0.00(a)     0.06   (0.03)
------------------------------------------
 Net realized and unrealized gain on
 investments                                    0.90        1.44    1.15
------------------------------------------    ------     -------  ------
 Total from investment operations               0.90        1.50    1.12
------------------------------------------    ------     -------  ------
LESS DISTRIBUTIONS
------------------------------------------
 Distributions in excess of net investment
 income                                        (0.07)      --      (0.01)
------------------------------------------
 Distributions from net realized gain on
 investments                                   (0.28)      (0.16)   --
------------------------------------------    ------     -------  ------
 Total distributions                           (0.35)      (0.16)  (0.01)
------------------------------------------    ------     -------  ------
NET ASSET VALUE, END OF PERIOD                $10.00      $ 9.45  $ 8.11
------------------------------------------    ------     -------  ------
TOTAL RETURN (B)                                9.68%      18.77%  16.03%
------------------------------------------
RATIOS TO AVERAGE NET ASSETS
------------------------------------------
 Expenses (c)                                   2.16%*      1.90%   3.81%
------------------------------------------
 Net investment income (loss)                  (0.01%)*     0.83%  (0.64%)
------------------------------------------
 Expense waiver/reimbursement (d)               1.43%*      1.71%   0.77%
------------------------------------------
SUPPLEMENTAL DATA
------------------------------------------
 Net assets, end of period (000 omitted)      15,638     $15,549  $6,443
------------------------------------------


  * Computed on an annualized basis.

(a) Less than one cent per share.

(b) Based on net asset value.

(c) Reflects the Fund's proportionate share of the respective Portfolio's expenses and the Fund's fee waivers and expense reimbursements by the Fund's Manager, Distributor, and Administrator.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


BLANCHARD GROWTH & INCOME FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 1997 (UNAUDITED)
-------------------------------------------------------------------------------

(1) ORGANIZATION

Blanchard Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end management investment company. The Trust consists of six funds. The financial statements included herein are only those of Blanchard Growth & Income Fund (the "Fund"). The financial statements of the other funds are presented separately. The assets of each fund are segregated and a shareholder's interest is limited to the fund in which shares are held.
The Fund's investment objective is to provide long term capital appreciation and to provide dividend income through a broad portfolio of common stocks. The Fund seeks to achieve its investment objective by investing all of its investable assets in Growth & Income Portfolio (the "Portfolio") which is an open-end management investment company having the same investment objective as the Fund. The Portfolio is advised by The Chase Manhattan Bank, its Portfolio Adviser. At April 30, 1997, the Fund owned 0.66 % of the Portfolio.

These financial statements should be read together with the accompanying portfolio of investments and financial statements of the Portfolio.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

  INVESTMENT VALUATIONS--The Fund records its investment in the Portfolio at value. Securities of the Portfolio are recorded at value as more fully discussed in the Notes to those accompanying Financial Statements.

  INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--The Fund records daily a pro-rata share of its Portfolio's income, expenses, and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses daily as incurred. Expenses directly attributable to the Fund are charged to the Fund. Certain expenses for the Trust are allocated among all the Funds in the Trust based upon their relative average net assets. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. Dividends and distributions which exceed net investment income or net realized capital gains for financial reporting purposes, but not for tax purposes, are reported as distributions in excess of net investment income or net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of capital.

  FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute to


BLANCHARD GROWTH & INCOME FUND
-------------------------------------------------------------------------------
  shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

  DEFERRED EXPENSES--The costs incurred by the Fund with respect to organizational expenses and registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from the Fund's commencement date.

  USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in shares were as follows:

                            SIX MONTHS ENDED    YEAR ENDED
                             APRIL 30, 1997  OCTOBER 31, 1996
--------------------------  ---------------- ----------------
Shares sold                      185,586        1,400,562
--------------------------
Shares issued to
shareholders in payment of
distributions declared            54,624           17,436
--------------------------
Shares redeemed                 (322,252)        (567,216)
--------------------------      --------        ---------
  Net change resulting
   from share transactions       (82,042)         850,782
--------------------------      --------        ---------


(4) MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEE--Virtus Capital Management, Inc., the Fund's manager, (the "Manager"), receives for its services an annual management fee equal to 0.70% of the Fund's average daily net assets. The Manager may voluntarily choose to waive any portion of its fee and reimburse certain operating expenses of the Fund. The Manager can modify or terminate this voluntary waiver and reimbursement at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. The fee is based on the level of average aggregate net assets of the Trust for the period. The administrative fee received during any fiscal year for the Fund shall be at least $75,000. The administrator may voluntarily choose to waive any portion of its fee. The administrator can modify or terminate this voluntary waiver at any time at its sole discretion.

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp., ("FSC") the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.50% of the average daily net assets of the Fund, annually, to reimburse FSC. The


BLANCHARD GROWTH & INCOME FUND
-------------------------------------------------------------------------------
distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AGENT FEES--Federated Services Company ("FServ"), through its subsidiary Federated Shareholder Services Company, serves as transfer and dividend disbursing agent for the Fund for which it receives a fee. This fee is based on the size, type, and number of accounts and transactions made by shareholders.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors of FServ, FAS and FSC.


BLANCHARD GROWTH & INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS
APRIL 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

   SHARES                   ISSUER                       VALUE
 ---------- --------------------------------------   --------------
 LONG-TERM INVESTMENTS--92.1%
 -------------------------------------------------
 COMMON STOCK--85.6%
 -------------------------------------------------
            AEROSPACE--1.2%
            --------------------------------------
    175,000 Allied-Signal, Inc.                      $   12,643,750
            --------------------------------------
    220,000 United Technologies Corp.                    16,637,500
            --------------------------------------   --------------
                                                         29,281,250
            --------------------------------------   --------------
            AGRICULTURAL PRODUCTION/SERVICES--2.3%
            --------------------------------------
    350,000 AGCO Corp.                                    9,056,250
            --------------------------------------
    450,000 Case Corp.                                   24,918,750
            --------------------------------------
    440,000 Deere & Co.                                  20,240,000
            --------------------------------------   --------------
                                                         54,215,000
            --------------------------------------   --------------
            AIRLINES--1.1%
            --------------------------------------
    275,001 AMR Corp.*                                   25,609,468
            --------------------------------------   --------------
            --------------------------------------
            AUTOMOTIVE--0.9%
            --------------------------------------
    225,000 General Motors                               13,021,875
            --------------------------------------
    250,000 Lear Corp.*                                   8,937,500
            --------------------------------------   --------------
                                                         21,959,375
            --------------------------------------   --------------
            BANKING--5.1%
            --------------------------------------
    145,000 BankAmerica Corp.                            16,946,875
            --------------------------------------
    100,000 Citicorp                                     11,262,500
            --------------------------------------
    225,000 Comerica, Inc.                               13,162,500
            --------------------------------------
    290,000 First Union Corp.                            24,360,000
            --------------------------------------
    179,000 Mellon Bank Corp.                            14,131,250
            --------------------------------------
    400,000 NationsBank Corp.                            24,150,000
            --------------------------------------
    350,000 Norwest Corp.                                17,456,250
            --------------------------------------   --------------
                                                        121,469,375
            --------------------------------------   --------------
            BIOTECHNOLOGY--0.5%
            --------------------------------------
    200,000 Amgen, Inc.*                                 11,775,000
            --------------------------------------   --------------




BLANCHARD GROWTH & INCOME PORTFOLIO
--------------------------------------------------------------------------------

   SHARES                    ISSUER                        VALUE
 ---------- ----------------------------------------   -------------
 LONG-TERM INVESTMENTS--CONTINUED
 ---------------------------------------------------
 COMMON STOCK--CONTINUED
 ---------------------------------------------------
            BROADCASTING--0.3%
            ----------------------------------------
    500,000 Tele-Communications, TCI Group, Class A*   $   6,906,250
            ----------------------------------------   -------------
            ----------------------------------------
            BUSINESS SERVICES--0.4%
            ----------------------------------------
    275,000 Ceridian Corp.*                                9,178,125
            ----------------------------------------   -------------
            ----------------------------------------
            CHEMICALS--2.6%
            ----------------------------------------
    230,000 Dow Chemical Co.                              19,521,250
            ----------------------------------------
    245,000 duPont (EI) deNemours                         26,000,625
            ----------------------------------------
    330,000 Union Carbide Corp.                           16,458,750
            ----------------------------------------   -------------
                                                          61,980,625
            ----------------------------------------   -------------
            COMPUTER SOFTWARE--2.8%
            ----------------------------------------
    600,000 Cisco Systems, Inc.*                          31,050,000
            ----------------------------------------
    550,000 Computer Associates International             28,600,000
            ----------------------------------------
    300,000 Reynolds & Reynolds, Inc., Class A             6,225,000
            ----------------------------------------   -------------
                                                          65,875,000
            ----------------------------------------   -------------
            COMPUTERS/COMPUTER HARDWARE--5.4%
            ----------------------------------------
    255,000 Compaq Computer Corp.*                        21,770,625
            ----------------------------------------
    650,000 EMC Corp.*                                    23,643,750
            ----------------------------------------
    119,000 International Business Machines Corp.         19,129,250
            ----------------------------------------
    300,000 Seagate Technology, Inc.*                     13,762,500
            ----------------------------------------
    280,000 Storage Technology Corp.*                      9,835,000
            ----------------------------------------
    550,000 Sun Microsystems, Inc.*                       15,846,875
            ----------------------------------------
    275,000 Texas Instruments                             24,543,750
            ----------------------------------------   -------------
                                                         128,531,750
            ----------------------------------------   -------------
            CONSTRUCTION MACHINERY--0.6%
            ----------------------------------------
    160,000 Caterpillar Tractor, Inc.                     14,240,000
            ----------------------------------------   -------------



BLANCHARD GROWTH & INCOME PORTFOLIO
--------------------------------------------------------------------------------

   SHARES                   ISSUER                       VALUE
 ---------- --------------------------------------   --------------
 LONG-TERM INVESTMENTS--CONTINUED
 -------------------------------------------------
 COMMON STOCK--CONTINUED
 -------------------------------------------------
            CONSUMER PRODUCTS--5.2%
            --------------------------------------
    425,000 Avon Products, Inc.*                     $   26,190,625
            --------------------------------------
    400,000 Black & Decker Corp.                         13,400,000
            --------------------------------------
    100,000 Colgate-Palmolive Co.                        11,100,000
            --------------------------------------
    385,000 Fruit of the Loom, Inc., Class A*            13,860,000
            --------------------------------------
    300,000 Liz Claiborne, Inc.                          13,575,000
            --------------------------------------
    675,000 Philip Morris Companies, Inc.                26,578,125
            --------------------------------------
    150,000 Procter & Gamble Co.                         18,862,500
            --------------------------------------   --------------
                                                        123,566,250
            --------------------------------------   --------------
            DIVERSIFIED--0.5%
            --------------------------------------
    300,000 American Standard Companies, Inc.*           12,562,500
            --------------------------------------   --------------
            --------------------------------------
            ELECTRONICS/ELECTRICAL EQUIPMENT--1.2%
            --------------------------------------
    190,000 Intel Corp.                                  29,093,750
            --------------------------------------   --------------
            --------------------------------------
            ENTERTAINMENT/LEISURE--1.3%
            --------------------------------------
    840,000 Carnival Corp., Class A                      30,975,000
            --------------------------------------   --------------
            --------------------------------------
            FINANCIAL SERVICES--3.8%
            --------------------------------------
    470,100 Countrywide Credit Industries, Inc.          12,751,463
            --------------------------------------
    400,000 Federal Home Loan Mortgage Corp.             12,750,000
            --------------------------------------
    250,000 Federal National Mortgage Assoc.             10,281,250
            --------------------------------------
    400,000 Green Tree Financial Corp.                   11,850,001
            --------------------------------------
    350,000 Lehman Brothers Holdings, Inc.               11,856,250
            --------------------------------------
    200,000 The PMI Group, Inc.                          10,225,000
            --------------------------------------
    400,000 Washington Mutual Inc.                       19,750,000
            --------------------------------------   --------------
                                                         89,463,964
            --------------------------------------   --------------
            FOOD/BEVERAGE PRODUCTS--3.8%
            --------------------------------------
    400,000 Coca-Cola Enterprises, Inc.                  24,150,000
            --------------------------------------



BLANCHARD GROWTH & INCOME PORTFOLIO
--------------------------------------------------------------------------------

   SHARES                   ISSUER                       VALUE
 ---------- --------------------------------------   --------------
 LONG-TERM INVESTMENTS--CONTINUED
 -------------------------------------------------
 COMMON STOCK--CONTINUED
 -------------------------------------------------
            FOOD/BEVERAGE PRODUCTS--CONTINUED
            --------------------------------------
    525,000 ConAgra, Inc.                            $   30,253,125
            --------------------------------------
    600,000 PepsiCo., Inc.                               20,925,000
            --------------------------------------
     80,000 Unilever NV, ADR (Netherlands)               15,700,000
            --------------------------------------   --------------
                                                         91,028,125
            --------------------------------------   --------------
            HEALTH CARE/HEALTH CARE SERVICES--3.2%
            --------------------------------------
    701,000 Columbia/HCA Healthcare Corp.                24,535,000
            --------------------------------------
    200,000 Guidant Corp.                                13,650,000
            --------------------------------------
  1,220,000 HEALTHSOUTH Corp.*                           24,095,000
            --------------------------------------
    500,000 Tenet Healthcare Corp.*                      13,000,000
            --------------------------------------   --------------
                                                         75,280,000
            --------------------------------------   --------------
            INSURANCE--4.2%
            --------------------------------------
    150,000 Aetna Inc.                                   13,668,750
            --------------------------------------
    400,000 Allstate Corp.                               26,200,000
            --------------------------------------
    110,500 American International Group                 14,199,250
            --------------------------------------
    155,000 Loews Corp.                                  14,240,625
            --------------------------------------
    170,000 Progressive Corp.                            12,941,250
            --------------------------------------
    140,000 Reliastar Financial Corp.                     8,470,000
            --------------------------------------
    200,000 Travelers, Inc.                              11,075,000
            --------------------------------------   --------------
                                                        100,794,875
            --------------------------------------   --------------
            MANUFACTURING--3.9%
            --------------------------------------
    300,000 Ingersoll-Rand Co.                           14,737,500
            --------------------------------------
    490,000 Johnson Controls                             18,803,750
            --------------------------------------
    340,000 Kennametal Inc.                              12,240,000
            --------------------------------------
    300,000 Parker Hannifin Corp.                        14,925,000
            --------------------------------------
    515,000 Tyco International Ltd.                      31,415,000
            --------------------------------------   --------------
                                                         92,121,250
            --------------------------------------   --------------
            METALS/MINING--1.9%
            --------------------------------------
    450,000 Aluminum Co. of America (ALCOA)              31,443,750
            --------------------------------------



BLANCHARD GROWTH & INCOME PORTFOLIO
--------------------------------------------------------------------------------

   SHARES                      ISSUER                         VALUE
 ---------- -------------------------------------------   --------------
 LONG-TERM INVESTMENTS--CONTINUED
 ------------------------------------------------------
 COMMON STOCK--CONTINUED
 ------------------------------------------------------
            METALS/MINING--CONTINUED
            -------------------------------------------
    450,000 Inco, Ltd.                                    $   14,400,000
            -------------------------------------------   --------------
                                                              45,843,750
            -------------------------------------------   --------------
            OFFICE/BUSINESS EQUIPMENT--0.8%
            -------------------------------------------
    310,000 Xerox Corp.                                       19,065,000
            -------------------------------------------   --------------
            -------------------------------------------
            OIL & GAS--8.5%
            -------------------------------------------
    165,000 Amoco Corp.                                       13,798,125
            -------------------------------------------
    125,000 British Petroleum PLC, ADR (United Kingdom)       17,203,125
            -------------------------------------------
    300,000 Coastal Corp.                                     14,250,000
            -------------------------------------------
    255,000 Elf Aquitaine SA, ADR (France)                    12,399,375
            -------------------------------------------
    300,000 Halliburton Company                               21,187,500
            -------------------------------------------
    210,000 Mobil Corp.                                       27,300,000
            -------------------------------------------
     32,000 Murphy Oil Corp.                                   1,392,000
            -------------------------------------------
    400,000 PanEnergy Corp.                                   17,700,000
            -------------------------------------------
    355,000 Phillips Petroleum Co.                            13,978,125
            -------------------------------------------
    210,000 Texaco, Inc.                                      22,155,000
            -------------------------------------------
    300,000 Tidewater, Inc.                                   12,037,500
            -------------------------------------------
    662,500 Williams Companies, Inc.                          29,067,188
            -------------------------------------------   --------------
                                                             202,467,938
            -------------------------------------------   --------------
            PAPER/FOREST PRODUCTS--0.7%
            -------------------------------------------
      9,142 Deltic Timber Corp.                                  231,978
            -------------------------------------------
    240,000 Willamette Industries, Inc.                       15,300,000
            -------------------------------------------   --------------
                                                              15,531,978
            -------------------------------------------   --------------
            PHARMACEUTICALS--4.6%
            -------------------------------------------
    225,000 American Home Products Corp.                      14,906,250
            -------------------------------------------
    320,000 Bristol-Myers Squibb Co.                          20,960,000
            -------------------------------------------
    330,000 Johnson & Johnson                                 20,212,500
            -------------------------------------------



BLANCHARD GROWTH & INCOME PORTFOLIO
--------------------------------------------------------------------------------

   SHARES                       ISSUER                          VALUE
 ---------- ---------------------------------------------   -------------
 LONG-TERM INVESTMENTS--CONTINUED
 --------------------------------------------------------
 COMMON STOCK--CONTINUED
 --------------------------------------------------------
            PHARMACEUTICALS--CONTINUED
            ---------------------------------------------
    240,000 Schering-Plough Corp.                           $  19,200,000
            ---------------------------------------------
    425,000 SmithKline Beecham PLC, ADR (United Kingdom)       34,265,625
            ---------------------------------------------   -------------
                                                              109,544,375
            ---------------------------------------------   -------------
            PHOTOGRAPHIC EQUIPMENT--0.9%
            ---------------------------------------------
    250,000 Eastman Kodak Co.                                  20,875,000
            ---------------------------------------------   -------------
            ---------------------------------------------
            PRINTING & PUBLISHING--1.0%
            ---------------------------------------------
    560,000 New York Times Company, Class A                    24,220,000
            ---------------------------------------------   -------------
            ---------------------------------------------
            REAL ESTATE INVESTMENT TRUST--2.0%
            ---------------------------------------------
    345,000 Beacon Properties Corp.                            10,651,875
            ---------------------------------------------
    140,000 Cali Realty Corp.                                   4,130,000
            ---------------------------------------------
    177,000 Duke Realty Investments, Inc.                       6,504,750
            ---------------------------------------------
    230,000 Equity Residential Properties Trust                10,062,500
            ---------------------------------------------
    310,000 Security Capital Industrial Trust                   6,238,750
            ---------------------------------------------
    720,000 Security Capital US Realty, (Luxembourg) ADR*      10,728,000
            ---------------------------------------------   -------------
                                                               48,315,875
            ---------------------------------------------   -------------
            RETAILING--4.9%
            ---------------------------------------------
    320,000 American Stores Co.                                14,560,000
            ---------------------------------------------
    300,000 CVS Corp.                                          14,887,500
            ---------------------------------------------
    450,000 Dayton-Hudson Corp.                                20,250,000
            ---------------------------------------------
    525,000 Federated Department Stores*                       17,850,000
            ---------------------------------------------
    500,000 Gap, Inc.                                          15,937,500
            ---------------------------------------------
  1,155,000 Kroger Co.*                                        31,762,500
            ---------------------------------------------   -------------
                                                              115,247,500
            ---------------------------------------------   -------------
            SHIPPING/TRANSPORTATION--1.3%
            ---------------------------------------------
    235,000 Burlington Northern, Inc.                          18,506,250
            ---------------------------------------------



BLANCHARD GROWTH & INCOME PORTFOLIO
--------------------------------------------------------------------------------

   SHARES                         ISSUER                            VALUE
 ---------- -------------------------------------------------   --------------
 LONG-TERM INVESTMENTS--CONTINUED
 ------------------------------------------------------------
 COMMON STOCK--CONTINUED
 ------------------------------------------------------------
            SHIPPING/TRANSPORTATION--CONTINUED
            -------------------------------------------------
    230,000 Federal Express Corp.*                              $   12,391,250
            -------------------------------------------------   --------------
            -------------------------------------------------
            STEEL--0.4%
            -------------------------------------------------
    385,000 Allegheny Teledyne, Inc.                                10,250,625
            -------------------------------------------------   --------------
            -------------------------------------------------
            TELECOMMUNICATIONS--4.3%
            -------------------------------------------------
    650,000 BellSouth Corp.                                         28,925,000
            -------------------------------------------------
    375,000 Frontier Corp.                                           5,953,125
            -------------------------------------------------
    385,000 GTE Corp.                                               17,661,875
            -------------------------------------------------
    400,000 Sprint Corp.                                            17,550,000
            -------------------------------------------------
    475,000 Telefonaktiebolaget LM Ericsson, Sp, (Sweden) ADR       15,971,875
            -------------------------------------------------
    700,000 WorldCom, Inc.                                          16,800,000
            -------------------------------------------------   --------------
                                                                   102,861,875
            -------------------------------------------------   --------------
            TEXTILES--0.3%
            -------------------------------------------------
    250,000 Unifi, Inc.                                              7,750,000
            -------------------------------------------------   --------------
            -------------------------------------------------
            UTILITIES--3.7%
            -------------------------------------------------
            Centrais Electricas Brasileiras S/A-Electrobras,        11,682,600
    500,000 (Brazil) ADR
            -------------------------------------------------
    425,000 CINergy Corp.                                           14,131,250
            -------------------------------------------------
            Companhia Energetica de Minas Gerais (CEMIG),           11,377,100
    250,000 (Brazil) ADR
            -------------------------------------------------
    505,000 FPL Group Inc.                                          22,535,625
            -------------------------------------------------
    350,000 GPU, Inc.                                               11,287,500
            -------------------------------------------------
    550,000 Pinnacle West Capital Corp.                             15,675,000
            -------------------------------------------------   --------------
                                                                    86,689,075
            -------------------------------------------------   --------------
            TOTAL COMMON STOCK (COST $1,615,430,230)             2,035,467,423
            -------------------------------------------------   --------------



BLANCHARD GROWTH & INCOME PORTFOLIO
--------------------------------------------------------------------------------

 SHARES OR
 PRINCIPAL
   AMOUNT                     ISSUER                         VALUE
 ---------- ------------------------------------------   --------------
 LONG-TERM INVESTMENTS--CONTINUED
 -----------------------------------------------------
 CONVERTIBLE PREFERRED STOCK--3.5%
 -----------------------------------------------------
            AEROSPACE--0.2%
            ------------------------------------------
            Loral Space & Communications, 6.00%,         $    5,743,680
    120,000 11/01/06 Ser. #
            ------------------------------------------   --------------
            ------------------------------------------
            AIRLINES--0.3%
            ------------------------------------------
            Continental Air Finance Trust, 8.50%,             7,238,200
    100,000 12/01/20
            ------------------------------------------   --------------
            ------------------------------------------
            BROADCASTING--0.2%
            ------------------------------------------
    100,000 American Radio Systems, 7.00%, #                  4,662,500
            ------------------------------------------   --------------
            ------------------------------------------
            CONSUMER PRODUCTS--0.8%
            ------------------------------------------
    700,000 RJR Nabisco Holdings Corp. $0.6012, Ser. C        4,112,500
            ------------------------------------------
    960,000 Westinghouse Electric, $1.30 #                   14,456,640
            ------------------------------------------   --------------
                                                             18,569,140
            ------------------------------------------   --------------
            ENTERTAINMENT/LEISURE--0.2%
            ------------------------------------------
    150,000 Time Warner Financing Trust, $1.24                5,550,000
            ------------------------------------------   --------------
            ------------------------------------------
            FINANCIAL SERVICES--0.5%
            ------------------------------------------
    100,000 Nuevo Financing Inc., 5.75%, Ser. A               4,562,500
            ------------------------------------------
    112,500 Pacificare Holding, $1.00, Ser. C                 3,515,625
            ------------------------------------------
     91,000 SunAmerica Inc., $3.188, 10/31/99 Ser.            3,844,750
            ------------------------------------------   --------------
                                                             11,922,875
            ------------------------------------------   --------------
            INSURANCE--0.2%
            ------------------------------------------
            American Bankers Insurance Group, 6.25%,          4,212,625
     67,000 Ser. B
            ------------------------------------------   --------------
            ------------------------------------------
            OIL & GAS--0.5%
            ------------------------------------------
     80,000 Occidental Petroleum, $3.00                       5,680,000
            ------------------------------------------
     90,000 Ultramar Diamond Shamrock Corp., 5.00%            5,438,250
            ------------------------------------------   --------------
                                                             11,118,250
            ------------------------------------------   --------------



BLANCHARD GROWTH & INCOME PORTFOLIO
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                       ISSUER                         VALUE
 ----------- -------------------------------------------   --------------
 LONG-TERM INVESTMENTS--CONTINUED
 -------------------------------------------------------
 CONVERTIBLE PREFERRED STOCK--CONTINUED
 -------------------------------------------------------
             PAPER/FOREST PRODUCTS--0.3%
             -------------------------------------------
     125,000 International Paper Capital Corp., 5.25% #    $    5,962,125
             -------------------------------------------   --------------
             -------------------------------------------
             TELECOMMUNICATIONS--0.3%
             -------------------------------------------
      75,000 Viacom International, 5.0%, 07/31/06               7,068,750
             -------------------------------------------   --------------
             TOTAL CONVERTIBLE PREFERRED STOCK (COST           82,048,145
             $77,743,423)
             -------------------------------------------   --------------
             -------------------------------------------
 PREFERRED STOCK--0.3%
 -------------------------------------------------------
             FINANCIAL SERVICES--
             -------------------------------------------
 $ 6,600,000 South African Pulp & Paper Industries, BVI
             Finance Ltd., 7.5%, 08/01/02 (COST
             $6,600,000)                                        6,105,000
             -------------------------------------------   --------------
             -------------------------------------------
 CONVERTIBLE CORPORATE NOTES & BONDS--1.7%
 -------------------------------------------------------
             COMPUTERS/COMPUTER HARDWARE--0.3%
             -------------------------------------------
   3,600,000 EMC Corp., 3.25%, 03/15/02 #                       3,725,063
             -------------------------------------------   --------------
             -------------------------------------------
             CONSUMER SERVICES--0.1%
             -------------------------------------------
   3,000,000 CUC International Inc., 3.00%, 02/15/02 #          2,874,360
             -------------------------------------------   --------------
             -------------------------------------------
             ELECTRONICS/ELECTRICAL EQUIPMENT--0.2%
             -------------------------------------------
   3,850,000 SCI Systems Inc., 5.00%, 05/01/06 #                5,462,188
             -------------------------------------------   --------------
             -------------------------------------------
             ENVIRONMENTAL SERVICES--0.1%
             -------------------------------------------
   2,000,000 USA Waste Services Inc., 4.00%, 02/01/02           1,969,680
             -------------------------------------------   --------------
             -------------------------------------------
             FINANCIAL SERVICES--0.2%
             -------------------------------------------
   2,300,000 First Financial Management, 5.00%, 12/15/99        3,739,570
             -------------------------------------------   --------------



BLANCHARD GROWTH & INCOME PORTFOLIO
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                         ISSUER                            VALUE
 ---------- -------------------------------------------------   --------------
 LONG-TERM INVESTMENTS--CONTINUED
 ------------------------------------------------------------
 CONVERTIBLE CORPORATE NOTES & BONDS--CONTINUED
 ------------------------------------------------------------
            HOTELS/OTHER LODGING--0.2%
            -------------------------------------------------
 $5,000,000 Hilton Hotels Corp., 5.00%, 05/15/06                $    5,209,700
            -------------------------------------------------   --------------
            -------------------------------------------------
            PHARMACEUTICALS--0.2%
            -------------------------------------------------
  5,000,000 ICN Pharmaceutical, 8.50%, 11/15/99                      5,525,000
            -------------------------------------------------   --------------
            -------------------------------------------------
            RETAIL--0.2%
            -------------------------------------------------
  4,000,000 Federated Department Stores                              4,640,760
            -------------------------------------------------   --------------
            -------------------------------------------------
            UTILITIES--0.2%
            -------------------------------------------------
     86,000 Calenergy Capital Trust II, 6.25%, 02/25/12 #            4,606,848
            -------------------------------------------------   --------------
            TOTAL CONVERTIBLE CORPORATE NOTES & BONDS (COST         37,753,169
            $32,962,000)
            -------------------------------------------------   --------------
            -------------------------------------------------
 CORPORATE NOTES & BONDS--1.0%
 ------------------------------------------------------------
            AUTOMOTIVE--0.2%
            -------------------------------------------------
  4,500,000 Magna International Inc., 5.00%, 10/15/02                4,936,995
            -------------------------------------------------   --------------
            -------------------------------------------------
            ELECTRONICS/ELECTRICAL EQUIPMENT--0.4%
            -------------------------------------------------
  7,000,000 Xilinx Inc., 5.25% dye 11/01/02 #                        8,004,080
            -------------------------------------------------   --------------
            -------------------------------------------------
            FINANCIAL SERVICES--0.2%
            -------------------------------------------------
  3,000,000 Aames Financial Corp., 5.50%, 03/15/06                   2,650,950
            -------------------------------------------------
  2,000,000 UBS Finance of Delaware, 2.00%, 12/15/00                 1,998,340
            -------------------------------------------------   --------------
                                                                     4,649,290
            -------------------------------------------------   --------------
            HEALTH CARE/HEALTH CARE SERVICES--0.2%
            -------------------------------------------------
  4,000,000 Tenet Healthcare Corp., 6.00%, 12/01/05                  4,927,520
            -------------------------------------------------   --------------
            TOTAL CORPORATE NOTES & BONDS (COST $21,115,000)        22,517,885
            -------------------------------------------------   --------------
            TOTAL LONG-TERM INVESTMENTS (COST $1,753,850,653)    2,183,891,622
            -------------------------------------------------   --------------




BLANCHARD GROWTH & INCOME PORTFOLIO
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                         ISSUER                            VALUE
 ----------- ------------------------------------------------   --------------
 SHORT-TERM INVESTMENTS--7.8%
 ------------------------------------------------------------
 U.S. GOVERNMENT AGENCY OBLIGATIONS--5.0%
 ------------------------------------------------------------
             DISCOUNT NOTES--
             ------------------------------------------------
 $20,000,000 Federal Home Loan Mortgage Corp., 05/19/97         $   19,946,900
             ------------------------------------------------
  20,000,000 Federal Home Loan Mortgage Corp., 05/07/97             19,982,067
             ------------------------------------------------
  40,000,000 Federal Home Loan Mortgage Corp., 05/30/97             39,827,128
             ------------------------------------------------
  20,000,000 Federal National Mortgage Association, 05/09/97        19,976,089
             ------------------------------------------------
  20,000,000 Tennessee Valley Authority, 05/14/97                   19,961,506
             ------------------------------------------------   --------------
             TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST        119,693,690
             $119,693,690)
             ------------------------------------------------   --------------
             ------------------------------------------------
 COMMERCIAL PAPER--2.8%
 ------------------------------------------------------------
  20,000,000 Falcon Asset Securitization Corp., 05/30/97            19,910,583
             ------------------------------------------------
  27,545,000 Household Finance Corp., 05/01/97                      27,545,000
             ------------------------------------------------
  20,000,000 Thames Asset Global Sec., 05/30/97                     19,910,261
             ------------------------------------------------   --------------
             TOTAL COMMERCIAL PAPER (COST $67,365,844)              67,365,844
             ------------------------------------------------   --------------
             TOTAL SHORT-TERM INVESTMENTS (COST $187,059,534)      187,059,534
             ------------------------------------------------   --------------
       99.9% TOTAL INVESTMENTS (COST $1,940,680,587)            $2,370,951,156
             ------------------------------------------------   --------------


#Security may only be sold to qualified institutional buyers.

*Non-income producing security.

ADR--American Depositary Receipt

See notes to financial statements.


STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1997
(UNAUDITED)
--------------------------------------------------------------------------------

                                                   GROWTH &       CAPITAL
                                                    INCOME         GROWTH
                                                  PORTFOLIO      PORTFOLIO
----------------------------------------------  -------------- --------------
ASSETS:
----------------------------------------------
Investment securities, at value (Note 1)        $2,370,951,156 $1,148,989,967
----------------------------------------------
Cash                                                   185,351         92,630
----------------------------------------------
Receivables:
----------------------------------------------
 Investment securities sold                         18,249,920      7,048,491
----------------------------------------------
 Interest and dividends                              4,293,307        694,994
----------------------------------------------
Other assets                                           103,657         84,506
----------------------------------------------  -------------- --------------
  Total Assets                                   2,393,783,391  1,156,910,588
----------------------------------------------  -------------- --------------
LIABILITIES:
----------------------------------------------
Payable for investment securities purchased         13,500,630     18,062,196
----------------------------------------------
Accrued Liabilities: (Note 2)
----------------------------------------------
 Administration fees                                    94,723         46,034
----------------------------------------------
 Investment advisory fees                              756,782        368,267
----------------------------------------------
 Custodian                                              38,210         25,419
----------------------------------------------
 Other                                                 165,666        142,917
----------------------------------------------  -------------- --------------
  Total Liabilities                                 14,556,011     18,644,833
----------------------------------------------  -------------- --------------
NET ASSETS Applicable to Investors' Beneficial
Interests                                       $2,379,227,380 $1,138,265,755
----------------------------------------------  -------------- --------------
Cost of Investments                             $1,940,680,587 $1,004,289,255
----------------------------------------------  -------------- --------------


See Notes to financial statements.


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 1997
(UNAUDITED)
--------------------------------------------------------------------------------

                                                      GROWTH &     CAPITAL
                                                       INCOME       GROWTH
                                                     PORTFOLIO    PORTFOLIO
--------------------------------------------------  ------------ ------------
INVESTMENT INCOME:
--------------------------------------------------
 Dividend                                           $ 19,379,782 $  6,429,296
--------------------------------------------------
 Interest                                              5,104,694    2,772,853
--------------------------------------------------  ------------ ------------
  Total investment income                             24,484,476    9,202,149
--------------------------------------------------  ------------ ------------
EXPENSES: (NOTE 2)
--------------------------------------------------
 Investment Advisory fees                              4,559,163    2,358,245
--------------------------------------------------
 Administration fees                                     569,895      294,781
--------------------------------------------------
 Custodian fees                                           83,604       53,207
--------------------------------------------------
 Amortization of organization costs (Note 1)               3,962        3,962
--------------------------------------------------
 Professional fees                                        42,027       42,027
--------------------------------------------------
 Trustees fees and expenses                               22,796       11,791
--------------------------------------------------
 Other                                                    75,569       65,881
--------------------------------------------------  ------------ ------------
  Total expenses                                       5,357,016    2,829,894
--------------------------------------------------  ------------ ------------
Net investment income                                 19,127,460    6,372,255
--------------------------------------------------
 -------------------------------------------------  ------------ ------------
--------------------------------------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
--------------------------------------------------
Net realized gain (loss) on:
--------------------------------------------------
 Investments                                         156,531,502   85,494,781
--------------------------------------------------
Change in net unrealized appreciation/depreciation
on:
--------------------------------------------------
 Investments                                          51,491,981  (32,681,818)
--------------------------------------------------  ------------ ------------
  Net realized and unrealized gain (loss) on
  investments                                        208,023,483   52,812,963
--------------------------------------------------  ------------ ------------
Net increase in net assets from operations          $227,150,943 $ 59,185,218
--------------------------------------------------  ------------ ------------


See Notes to financial statements.


STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(UNAUDITED)
--------------------------------------------------------------------------------

                             GROWTH & INCOME PORTFOLIO        CAPITAL GROWTH PORTFOLIO
                           ------------------------------  -------------------------------
                              11/01/96                        11/01/96
                              THROUGH        YEAR ENDED       THROUGH        YEAR ENDED
                              4/30/97         10/31/96        04/30/97        10/31/96
-------------------------  --------------  --------------  --------------  ---------------
INCREASE (DECREASE) IN
NET ASSETS:
-------------------------
FROM OPERATIONS--
-------------------------
Net investment income      $   19,127,460  $   46,623,872  $    6,372,255  $    12,451,547
-------------------------
Net realized gain (loss)
on investments and
futures transactions          156,531,502     163,677,802      85,494,781      132,963,967
-------------------------
Change in net unrealized
appreciation/depreciation
on investments and
futures                        51,491,981     163,237,283     (32,681,818)      71,608,504
-------------------------  --------------  --------------  --------------  ---------------
Increase (decrease) in
net assets from
operations                    227,150,943     373,538,957      59,185,218      217,024,018
-------------------------  --------------  --------------  --------------  ---------------
TRANSACTIONS IN
INVESTORS'
BENEFICIAL INTEREST:
-------------------------
Contributions                 605,163,112     470,616,913     631,520,095    1,114,082,444
-------------------------
Withdrawals                  (545,434,616)   (605,973,572)   (642,571,891)  (1,260,399,848)
-------------------------  --------------  --------------  --------------  ---------------
Net increase (decrease)
from transactions in
investors' beneficial
interests                      59,728,496    (135,356,659)    (11,051,796)    (146,317,404)
-------------------------  --------------  --------------  --------------  ---------------
Net increase (decrease)
in net assets                 268,879,439     238,182,298      48,133,422       70,706,614
-------------------------
NET ASSETS:
-------------------------
Beginning of period         2,092,347,941   1,854,165,643   1,090,132,333    1,019,425,719
-------------------------  --------------  --------------  --------------  ---------------
End of period              $2,379,227,380  $2,092,347,941  $1,138,265,755  $ 1,090,132,333
-------------------------  --------------  --------------  --------------  ---------------


See Notes to financial statements.


NOTES TO FINANCIAL STATEMENTS
APRIL 30, 1997
(UNAUDITED)
-------------------------------------------------------------------------------

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Growth and Income Portfolio ("GIP") and Capital Growth Portfolio ("CGP"), (the "Portfolios") are separately registered under the Investment Company Act of 1940, as amended, as non-diversified, open end management investment companies organized as trusts under the laws of the State of New York. Each declaration of trust permits the Trustees to issue beneficial interests in the respective Portfolios. The GIP and the CGP commenced operations on November 29, 1993.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the
Portfolios:

A.VALUATION OF INVESTMENTS--Equity securities, purchased options and futures are valued at the last sale price on the exchange on which they are primarily traded, including the NASDAQ National Market. Securities for which sale prices are not available and other over-the-counter securities are valued at the last quoted bid price. Bonds and other fixed income securities (other than short-term obligations), including listed issues, are valued on the basis of valuations supplied by pricing services or by matrix pricing systems of a major dealer in bonds. Short-term debt securities with 61 days or more to maturity at time of purchase are valued, through the 61st day prior to maturity, at market value based on quotations obtained from market makers or other appropriate sources; thereafter, the value on the 61st day is amortized on a straight-line basis over the remaining number of days to maturity. Short-term investments with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

B.REPURCHASE AGREEMENTS--It is the Portfolios' policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Trusts' custodian bank, subcustodian, or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Trusts may be delayed or limited.

C.
  FUTURES CONTRACTS--When a portfolio enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is marked to market and the portfolio makes (or receives) additional cash payments daily to the broker. Changes in the value of the contract are recorded as unrealized appreciation/depreciation until the contract is closed or settled.


-------------------------------------------------------------------------------
  The GIP invested a portion of its liquid assets in long stock index futures contracts to more fully participate in the market. Use of futures contracts subject the Portfolio to risk of loss up to the amount of the value of the contract.

  The Portfolio may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Portfolio's credit risk is limited to failure of the exchange or board of trade.

  As of April 30, 1997, the Portfolios had no outstanding futures contracts.

D.WRITTEN OPTIONS--When a portfolio writes an option on a futures contract, an amount equal to the premium received by the Portfolio is included in the portfolio's Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability is adjusted daily to reflect the current market value of the written options and the change is recorded in a corresponding unrealized gain or loss account. When a written option expires on its stipulated expiration date, or when a closing transaction is entered into, the related liability is extinguished and the Portfolio realizes a gain (or loss if the cost of the closing transaction exceeds the premium received when the option was written).

  The GIP writes options on stock index securities futures. These options are settled for cash and subject the Portfolio to market risk in excess of the amounts that are reflected in the Statement of Assets and Liabilities. The Portfolio, however, is not subject to credit risk on written options as the counterparty has already performed its obligation by paying a premium at the inception of the contract.

  As of April 30, 1997 the Portfolios had no outstanding written options.

E.SECURITY TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.

F.ORGANIZATION COSTS--Organization and initial registration costs incurred in connection with establishing the Portfolios have been deferred and are being amortized on a straight-line basis over a sixty month period beginning at the commencement of operations of each Portfolio.

G.FEDERAL INCOME TAXES--The Portfolios intend to continue to qualify as partnerships and therefore net income and net realized gains are taxed to the partners. Accordingly, no tax provisions are recorded by the Portfolios. The investors in the Portfolios must take into account their proportionate share of the Portfolios' income, gains, losses, deductions, credits and tax preference items in computing their federal income tax liability, without regard to whether they have received any cash distributions from the Portfolio. The Portfolios do not intend to distribute to investors their net investment income or their net realized gains, if any. It is intended that the Portfolios will be managed in such a way that investors in the portfolio will be able to satisfy the requirements of subchapter M of the Internal Revenue Code to be taxed as regulated investment companies.


-------------------------------------------------------------------------------

(2) FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A.INVESTMENT ADVISORY FEE--Pursuant to separate Investment Advisory
  Agreements, The Chase Manhattan Bank ("Chase" or the "Adviser") acts as the Investment Adviser to the Portfolios. Chase is a direct wholly-owned subsidiary of The Chase Manhattan Corporation. As Investment Adviser, Chase supervises the investments of the Portfolios and for such services is paid a fee.

  The fee is computed daily and paid monthly at an annual rate equal to 0.40% of the Portfolios' average daily net assets.

  Chase Asset Management, Inc. ("CAM"), a registered investment adviser, is the sub-investment adviser to each of the Portfolios pursuant to a Sub-Investment Advisory Agreement between CAM and Chase. CAM is a wholly owned subsidiary of Chase and is entitled to receive a fee, payable by Chase from its advisory fee, at an annual rate equal to 0.20% of each Portfolio's average daily net assets.

B.CUSTODIAL FEES--Chase, as Custodian provides safekeeping services for the Portfolios' securities. Compensation for such services are presented in the Statement of Operations as custodian fees.

C.ADMINISTRATION FEE--Pursuant to an Administration Agreement, Chase (the
  "Administrator") provides certain administration services to the Trusts. For these services and facilities, the Administrator receives from each Portfolio a fee computed at the annual rate equal to 0.05% of the respective Portfolio's average daily net assets.

(3) INVESTMENT TRANSACTIONS

For the period ended April 30, 1997, purchases and sales of investments (excluding short-term investments) were as follows:

                                           GIP          CGP
-------------------------------------  ------------ ------------
Purchases (excluding U.S. Government)  $669,083,738 $382,031,565
-------------------------------------
Sales (excluding U.S. Government)       443,147,228  366,932,401
-------------------------------------
Purchases of U.S. Government                --           --
-------------------------------------
Sales of U.S. Government                 58,099,444      --
-------------------------------------


The portfolio turnover rates of GIP and CGP for the year end ended were 21% and 34%, respectively. The average commission rates paid per share were $0.05958 and $0.05904 for GIP and CGP, respectively.

(4) RETIREMENT PLAN

The Portfolios have adopted an unfunded noncontributory defined benefit pension plan covering all independent trustees of the Portfolios who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on compensation and years of service. Pension expenses for the period ended April 30, 1997, included in Trustees Fees and Expenses in the Statement of Operations, and accrued pension liability included in other accrued liabilities, respectively, in the Statement of Assets and Liabilities were as follows:


--------------------------------------------------------------------------------

                                             ACCRUED
                                    PENSION  PENSION
                                   EXPENSES LIABILITY
---------------------------------  -------- ---------
GIP                                 $11,640   $73,972
---------------------------------
CGP                                   6,194    40,664
---------------------------------



TRUSTEES                              OFFICERS
--------------------------------------------------------------------------------
John F. Donahue                       John F. Donahue
Thomas G. Bigley                         Chairman
John T. Conroy, Jr.                   Edward C. Gonzales
William J. Copeland                      President and Treasurer
James E. Dowd                         J. Christopher Donahue
Lawrence D. Ellis, M.D.                  Executive Vice President
Edward L. Flaherty, Jr.               John W. McGonigle
Edward C. Gonzales                       Executive Vice President and
Peter E. Madden                          Secretary
Gregor F. Meyer                       Joseph S. Machi
John E. Murray, Jr.                      Vice President and Assistant
Wesley W. Posvar                         Treasurer
Marjorie P. Smuts                     Richard B. Fisher
                                         Vice President
                                      C. Grant Anderson
                                         Assistant Secretary

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contain facts concerning its objective and policies, management fees, expenses and other information.